BANK LOANS AND OTHER BORROWINGS	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
BANK LOANS AND OTHER BORROWINGS
BANK LOANS AND OTHER BORROWINGS

NOTE 9 — BANK LOANS AND OTHER BORROWINGS

	March 31,	September 30,	September 30,
	2022	2022	2022	Maturity Date	Interest Rate
	(RMB)	(RMB)	($)
		(Unaudited)	(Unaudited)
China Guangfa Bank Co.,Ltd. – Shenyang Branch(1)	46,456,142	35,509,492	$5,001,478	2022/11/17 – 2022/12/16	5.66%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch(2)	64,647,870	81,486,261	11,477,261	2022/10/11 – 2023/09/22	5.30%
Citi Bank(3)	234,743	—	—	2022/5/1	1.00%
R-Bridge Healthcare Fund, LP(4)	394,999	—	—	2026/9/15	4.00%
China Citic Bank – Shenyang Branch(5)	—	34,295,325	4,830,464	2023/3/16 – 2023/5/19	5.2% / 3.25%
China Construction Bank – Shenyang Branch(6)	—	12,350,000	1,739,485	2023/9/8 – 2023/9/27	4.00%
Bank loans due within one year	111,733,754	163,641,078	$23,048,688
R-Bridge Healthcare Fund, LP (4)	253,928,000	283,992,000	40,000,000	2026/9/15	4.00%
Long-term bank loans	253,928,000	283,992,000	40,000,000
Total bank loans	365,661,754	447,633,078	$63,048,688
(1)	On September 13, 2021, YS Group entered into a credit facility of RMB100 million with China Guangfa Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. YS Group repaid approximately RMB10.9 million on September 16, 2022 and drew approximately RMB 35.5 million from November 22, 2021 to March 10, 2022 with interest at 5.655%, which is due from November 17, 2022 to December 16, 2022.
(2)	On July 12, 2021, YS Group entered into a credit facility of RMB140 million with Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. On July 8, 2022, YS Group entered into another credit facility of RMB15 million with Shanghai Pudong Development Bank Co., Ltd. for two years to finance its working capital requirements. YS Group repaid about RMB39.0 million from July 19, 2022 to September 26, 2022 and drew approximately RMB55.9 million from May 12, 2022 to September 23, 2022 with interest at 5.3%.
(3)	On May 2, 2020, YS Group borrowed RMB1,103,609 (US$166,400) with interest at 1.00% from Citi Bank. The loan was due on May 1, 2022. The balance of RMB234,742 ($36,978) was repaid in full in May 2022.
(4)	On March 16, 2022, YS Group entered into a facility agreement with R-Bridge Healthcare Fund, LP, as agent, to finance RMB253,928,000 ($40,000,000) for 54 months with interest at 4%. YS Group shall repay the loan in instalments by repaying on each Repayment Date which means the fifth business day after each financial quarter date an amount equal to the relevant percentage of the aggregate outstanding principal amount of the loan as at the end of the Availability Period as set out in the table below:

Repayment
Repayment Date	Instalment
April 7, 2025	$6,400,000
July 7, 2025	6,400,000
October 7, 2025	6,400,000
January 7, 2026	6,400,000
April 7, 2026	6,400,000
July 7, 2026	8,000,000
Total	$40,000,000

Under the terms of the Facility Agreement, YS Group and Agent also entered into a Deed, pursuant to which YS Group will pay to agent, the royalties on the products as contingent interest in addition to the payments made to agent under the facility agreement, on the terms and subject to the conditions of the Deed. YS Group is obliged to pay royalties to such agent as contingent interest for the facility based upon YS Group’s annual net sales of rabies vaccines by multiplying the royalty rate from 1.5% to 3.5% by the corresponding amount incremental net sales for that financial year.

YS Group shall pay accrued interest on the Loan on each payment date. For the six months ended September 30, 2022, YS Group accrued approximately RMB11.4 million ($1.7 million) of interest expenses and royalty fee.

(5)	On May 25, 2022, YS Group entered into a credit facility of RMB30 million with China CITIC Bank and Industrial Bank for one year to finance its working capital requirements. YS Group drew about RMB 29.3 million from May 12, 2022 to July 22, 2022 with interest at 5.2%. And YS Group Also entered into a letter of credit facility of RMB5 million with interest of 3.25%.
(6)	On September 6, 2022, YS Group entered into a credit facility of RMB50 million with China Construction Bank for one year to finance its working capital requirements. YS Group drew approximately RMB 12.4 million from September 9, 2022 to September 28, 2022 with interest at 4%.

In addition, on March 5, 2021, YS Group entered into a credit facility of RMB 250 million with China CITIC Bank for three years to finance its working capital requirements. On September 7, 2021, YS Group entered into another credit facility of RMB 250 million with China CITIC Bank for three years to finance its working capital requirements. YS Group has not drawn any amounts from these two facilities as of date of this report. These two credit facilities are due to expire on March 4, 2024 and September 6, 2024, respectively. On  April 13,2022, YS Group entered into credit facility of RMB70 million with China Everbright Bank for one year to finance its working capital requirements. YS Group has not drawn any amounts from this facility as of date of this report. The credit facility is due to expire on April 13, 2023.

YS Group recorded RMB15.2 million and RMB0.4 million of interest expense for the six months ended September 30, 2022 and 2021, respectively.

NOTE 9 — BANK LOANS AND OTHER BORROWINGS

	As of March 31,
	2021	2022	2022	Maturity Date	Interest Rate
	(RMB)	(RMB)	(US$)
China Guangfa Bank Co., Ltd. – Shenyang Branch(1)	—	46,456,142	7,318,002	2022/9/16 – 2022/12/16	5.66%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch(2)	—	64,647,870	10,183,654	2022/7/19 – 2022/12/1	5.30%
Citi Bank(3)	—	234,743	36,978	2022/5/1	1.00%
R-Bridge Healthcare Fund, LP(4)	—	394,999	62,222	2026/9/15	4.00%
Bank loans due within one year	—	111,733,754	17,600,856
Citi Bank(3)	1,103,609	—	—	2022/5/1	1.00%
R-Bridge Healthcare Fund, LP(4)	—	253,928,000	40,000,000	2026/9/15	4.00%
Long-term bank loans	1,103,609	253,928,000	40,000,000
Total bank loans	1,103,609	365,661,754	57,600,856
(1)	On September 13, 2021, YS Group entered into a credit facility of RMB100 million with China Guangfa Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. YS Group drew RMB46.5 million in total from September 22, 2021 to March 10, 2022 with an annual interest at 5.655%, which is due from September 16, 2022 to December 16, 2022.
(2)	On July 12, 2021, YS Group entered into a credit facility of RMB140 million with Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. YS Group drew down RMB 64.6 million from July 20, 2021 to March 22, 2022 with an annual interest at 5.3%.
(3)	On May 2, 2020, YS Group borrowed RMB1,103,609 (US$166,400) with an interest at 1.00% from Citi Bank. The loan was due on May 1, 2022. Before March 31, 2022, YS Group repaid approximately RMB869,000 (US$129,422). As of March 31, 2022, the balance of approximately RMB235,000 (US$36,978) was outstanding, which amount was repaid in full in May, 2022.
(4)	On March 16, 2022, YS Group entered into a facility agreement with R-Bridge Healthcare Fund, LP, as agent, to finance RMB 253,928,000 (US$40,000,000) for 54 months with an annual interest at 4%. YS Group shall repay the loan in instalments by repaying on each Repayment Date which means the fifth business day after each financial quarter date an amount equal to the relevant percentage of the aggregate outstanding principal amount of the loan as at the end of the Availability Period as set out in the table below:

Repayment Date	Repayment Instalment
April 7, 2025	US$ 6,400,000
July 7, 2025	6,400,000
October 7, 2025	6,400,000
January 7, 2026	6,400,000
April 7, 2026	6,400,000
July 7, 2026	8,000,000
Total	US$40,000,000

Under the terms of the Facility Agreement, YS Group and Agent are also entering into a Deed, pursuant to which YS Group will pay to Agent, the Royalties on the Products as contingent interest in addition to the payments made to Agent under the Facility Agreement, on the terms and subject to the conditions of the Deed. YS Group is obliged to pay royalties to such agent as contingent interest for the facility based upon YS Group’s annual net sales of rabies vaccines by multiplying the royalty rate ranging from 1.5% to 3.5% by the corresponding amount incremental net sales for that financial year.

YS Group shall pay accrued interest on the Loan on each Payment Date. As of March 31, 2022, YS Group accrued approximately RMB395,000 (US$62,222) of interest.

In addition, on March 5, 2021, YS Group entered into a credit facility of RMB 250 million with China CITIC Bank for three years to finance its working capital requirements. On September 7, 2021, YS Group entered into another credit facility of RMB 250 million with China CITIC Bank for three years to finance its working capital requirements. YS Group has not drawn any amounts from these two facilities as of date of this report. These two credit facilities are due to expire on March 4, 2024 and September 6, 2024, respectively.

YS Group recorded RMB 2.8 million and RMB5.8 million of interest expense for the years ended March 31, 2022 and 2021, respectively.